ASSET RETIREMENT OBLIGATIONS - Narrative (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Feb. 03, 2025
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows					$ 0	$ 0
Cash payments to escrow deposit					46
First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows					(51)	131
Other Operating Income (Expense) | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows		$ (49)	$ (49)
Other Operating Income (Expense) | Corporate/Other | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows			(32)
Environmental Liability
Segment Reporting Information [Line Items]
Asset retirement obligation, escrow deposit	$ 130	$ 46			$ 46		$ 46	$ 160
Asset retirement obligation, discount rate	4.80%
Environmental Liability | Weighted Average
Segment Reporting Information [Line Items]
Asset retirement obligation, discount rate	4.80%
Regulation of Waste Disposal
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						0
Regulation of Waste Disposal | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows				$ 139		139
Regulation of Waste Disposal | Other Operating Income (Expense) | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						113
Corporate Non Segment
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						87
Corporate Non Segment | Regulation of Waste Disposal | Other Operating Income (Expense) | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						51
Integrated | Other Operating Income (Expense) | Operating Segments | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows			$ (17)
Integrated | Regulation of Waste Disposal | Other Operating Income (Expense) | Operating Segments | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						16
Distribution | Regulation of Waste Disposal | Other Operating Income (Expense) | Operating Segments | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						$ 46